Cash and Cash Equivalents	9 Months Ended
Sep. 30, 2020
Cash And Cash Equivalents [Abstract]
Cash and cash equivalents
6. Cash and cash equivalents

	September 30, 2020	December 31, 2019
	(in thousands)
	£	£
Cash and cash equivalents	100,678	51,962

Cash and cash equivalents comprise cash at bank with maturities of three months or less earning interest at fixed or variable rates based on the terms agreed for each account.